UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10597
Investment Company Act File Number
Tax-Managed Mid-Cap Core Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 98.6%

Security	Shares	Value

Air Freight & Logistics — 2.2%
CH Robinson Worldwide, Inc.	27,200	$1,250,656

		$1,250,656

Auto Components — 1.0%
BorgWarner, Inc.	34,000	$573,920

		$573,920

Capital Markets — 4.7%
Affiliated Managers Group, Inc.(1)	40,000	$1,607,600
Jeffries Group, Inc.	28,000	323,120
SEI Investments Co.	53,000	671,510

		$2,602,230

Chemicals — 2.6%
Albemarle Corp.	35,200	$783,200
RPM International, Inc.	56,000	689,360

		$1,472,560

Commercial Banks — 2.6%
City National Corp.	11,500	$398,015
Synovus Financial Corp.	74,000	293,040
Westamerica Bancorporation	18,000	769,140

		$1,460,195

Commercial Services & Supplies — 0.9%
Mine Safety Appliances Co.	26,000	$510,120

		$510,120

Communications Equipment — 0.6%
F5 Networks, Inc.(1)	15,000	$332,550

		$332,550

Construction & Engineering — 1.3%
Jacobs Engineering Group, Inc.(1)	18,000	$696,060

		$696,060

Construction Materials — 0.9%
Martin Marietta Materials, Inc.	6,000	$483,120

		$483,120

Containers & Packaging — 2.2%
Sonoco Products Co.	54,000	$1,238,220

		$1,238,220

Diversified Consumer Services — 3.2%
H&R Block, Inc.	40,000	$829,200
Matthews International Corp., Class A	24,000	934,560

		$1,763,760

Electric Utilities — 1.1%
DPL, Inc.	29,300	$631,415

		$631,415

Electrical Equipment — 2.4%
AMETEK, Inc.	42,000	$1,342,320

		$1,342,320

1

Security	Shares	Value

Electronic Equipment, Instruments & Components — 6.0%
Amphenol Corp., Class A	40,500	$1,059,075
Mettler Toledo International, Inc.(1)	17,000	1,131,860
National Instruments Corp.	55,000	1,180,850

		$3,371,785

Energy Equipment & Services — 4.6%
FMC Technologies, Inc.(1)	40,000	$1,183,600
Oceaneering International, Inc.(1)	40,000	1,378,400

		$2,562,000

Food & Staples Retailing — 1.3%
Ruddick Corp.	30,000	$721,500

		$721,500

Food Products — 1.4%
Hormel Foods Corp.	26,000	$775,580

		$775,580

Gas Utilities — 4.1%
AGL Resources, Inc.	24,100	$743,003
National Fuel Gas Co.	33,000	988,680
Questar Corp.	16,400	557,272

		$2,288,955

Health Care Equipment & Supplies — 6.6%
Bard (C.R.), Inc.	12,800	$1,095,296
Beckman Coulter, Inc.	18,400	914,848
DENTSPLY International, Inc.	44,800	1,205,568
Varian Medical Systems, Inc.(1)	12,000	445,560

		$3,661,272

Health Care Providers & Services — 1.7%
Henry Schein, Inc.(1)	25,000	$935,750

		$935,750

Hotels, Restaurants & Leisure — 1.4%
Sonic Corp.(1)	79,850	$777,739

		$777,739

Household Durables — 1.2%
Mohawk Industries, Inc.(1)	21,000	$674,310

		$674,310

Insurance — 4.4%
Brown and Brown, Inc.	55,000	$1,052,150
HCC Insurance Holdings, Inc.	34,000	795,940
Markel Corp.(1)	2,300	621,069

		$2,469,159

IT Services — 1.2%
Fiserv, Inc.(1)	20,200	$641,350

		$641,350

Life Sciences Tools & Services — 1.5%
Bio-Rad Laboratories, Inc., Class A(1)	2,061	$130,956
Pharmaceutical Product Development, Inc.	30,000	716,700

		$847,656

Machinery — 5.4%
Donaldson Co., Inc.	40,000	$1,244,800
Graco, Inc.	31,000	659,370
IDEX Corp.	50,000	1,130,500

		$3,034,670

Media — 1.3%
John Wiley & Sons, Inc., Class A	21,000	$744,030

		$744,030

2

Security	Shares	Value

Metals & Mining — 1.7%
Commercial Metals Co.	80,000	$920,000

		$920,000

Multiline Retail — 2.9%
Dollar Tree, Inc.(1)	38,000	$1,622,980

		$1,622,980

Multi-Utilities — 3.9%
NSTAR	34,000	$1,149,880
OGE Energy Corp.	42,300	1,043,964

		$2,193,844

Oil, Gas & Consumable Fuels — 2.4%
Newfield Exploration Co.(1)	70,000	$1,343,300

		$1,343,300

Personal Products — 1.5%
Alberto-Culver Co.	35,000	$856,100

		$856,100

Professional Services — 1.1%
FTI Consulting, Inc.(1)	15,000	$615,150

		$615,150

Real Estate Investment Trusts (REITs) — 3.1%
Health Care REIT, Inc.	20,000	$756,200
Rayonier, Inc.	34,000	1,000,960

		$1,757,160

Semiconductors & Semiconductor Equipment — 1.8%
Microchip Technology, Inc.	54,050	$1,025,328

		$1,025,328

Software — 5.7%
ANSYS, Inc.(1)	41,200	$1,024,232
Citrix Systems, Inc.(1)	16,000	336,640
Fair Isaac Corp.	57,000	723,900
Jack Henry & Associates, Inc.	62,500	1,112,500

		$3,197,272

Specialty Retail — 4.5%
O’Reilly Automotive, Inc.(1)	48,000	$1,395,360
Ross Stores, Inc.	38,500	1,132,670

		$2,528,030

Tobacco — 1.0%
Universal Corp., VA	19,000	$581,020

		$581,020

Trading Companies & Distributors — 1.2%
Fastenal Co.	20,000	$683,600

		$683,600

Total Common Stocks (identified cost $59,121,055)		$55,186,666

Total Investments — 98.6% (identified cost $59,121,055)		$55,186,666

Other Assets, Less Liabilities — 1.4%		$805,286

Net Assets — 100.0%		$55,991,952

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,184,482

Gross unrealized appreciation	$5,266,382
Gross unrealized depreciation	(9,264,198)

Net unrealized depreciation	$(3,997,816)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$55,186,666
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—

Total		$55,186,666

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Mid-Cap Core Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009